Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R

Shares of the

Goldman Sachs Managed Futures Strategy Fund

Supplement dated December 30, 2013 to the

Prospectus dated April 30, 2013, as supplemented to date (the “Prospectus”)

The Goldman Sachs Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”) seeks to generate long-term absolute return. Consistent with this investment objective and the Managed Futures Strategy Fund’s overall investment approach, the Investment Adviser is making certain enhancements to the Fund’s investment strategies, namely to seek exposure to the commodities markets through investments in commodity index-linked notes. In addition, the Funds are updating their disclosure with respect to these and similar investments.

Effective immediately, the Prospectus is revised as follows.

The first paragraph under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Principal Strategy” section of the Prospectus is replaced with the following:

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange traded funds (“ETFs”), and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits. The Fund’s investments will be made without restriction as to issuer capitalization, country, currency, maturity, or credit rating.

The penultimate paragraph under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Principal Strategy” section of the Prospectus is replaced with the following:

The Fund may seek exposure to the commodities markets by investing in commodity index-linked structured notes. The Fund may also take long and/or short positions in commodities by investing in other investment companies, ETFs or other pooled investment vehicles.

The following risk replaces “Tax Risk” under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Principal Risks of the Fund” section of the Prospectus:

Tax Risk. The Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked structured notes. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. Additionally, the IRS has suspended the granting of such private letter rulings, pending review of its position on this matter. The tax treatment of the Fund’s investments in commodity index-linked structured notes may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS (which may be retroactive) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. In connection with investments in commodity index-linked structured notes, the Fund has obtained an opinion of counsel that its income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (RIC) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Goldman Sachs Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R

Shares of the

Goldman Sachs Managed Futures Strategy Fund

Supplement dated December 30, 2013 to the

Prospectus dated April 30, 2013, as supplemented to date (the “Prospectus”)

The Goldman Sachs Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”) seeks to generate long-term absolute return. Consistent with this investment objective and the Managed Futures Strategy Fund’s overall investment approach, the Investment Adviser is making certain enhancements to the Fund’s investment strategies, namely to seek exposure to the commodities markets through investments in commodity index-linked notes. In addition, the Funds are updating their disclosure with respect to these and similar investments.

Effective immediately, the Prospectus is revised as follows.

The first paragraph under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Principal Strategy” section of the Prospectus is replaced with the following:

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange traded funds (“ETFs”), and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits. The Fund’s investments will be made without restriction as to issuer capitalization, country, currency, maturity, or credit rating.

The penultimate paragraph under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Principal Strategy” section of the Prospectus is replaced with the following:

The Fund may seek exposure to the commodities markets by investing in commodity index-linked structured notes. The Fund may also take long and/or short positions in commodities by investing in other investment companies, ETFs or other pooled investment vehicles.

The following risk replaces “Tax Risk” under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Principal Risks of the Fund” section of the Prospectus:

Tax Risk. The Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked structured notes. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. Additionally, the IRS has suspended the granting of such private letter rulings, pending review of its position on this matter. The tax treatment of the Fund’s investments in commodity index-linked structured notes may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS (which may be retroactive) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. In connection with investments in commodity index-linked structured notes, the Fund has obtained an opinion of counsel that its income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (RIC) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.